Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total for PEO(1)	CAP for PEO(2)	Average SCT Total for Non-PEO NEOs(1)	Average CAP for Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(5)	Adjusted EBITDA(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
							(in millions)
2022	7,735,969	9,709,689	1,926,245	1,520,980	113.86	118.22	365.9	819.3
2021	8,252,128	6,225,882	2,318,768	1,350,557	97.26	147.19	517.2	816.4
2020	6,925,127	8,446,945	2,268,718	2,697,053	121.42	133.81	368.8	697.1

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Tarr, President and Chief Executive Officer, is the principal executive officer, or PEO, for each year represented. The other named executive officers represented in the Non-PEO average amounts above are:
•2022: Messrs. Coltharp, Darby, and Price, and Mses. Jacobsmeyer and Charbonneau
•2021: Messrs. Coltharp and Darby, and Mses. Jacobsmeyer, Charbonneau, and Anthony
•2020: Messrs. Coltharp and Darby, and Mses. Jacobsmeyer and Anthony
Ms. Jacobsmeyer ceased serving as an officer of the company upon the spin off of Enhabit Home Health & Hospice on July 1, 2022, and all of her unvested equity awards were cancelled at that time in return for equity awards in the newly public Enhabit, Inc. Ms. Anthony resigned effective June 18, 2021, and all of her unvested equity awards were cancelled at that time.

Peer Group Issuers, Footnote [Text Block]	The peer group represented here is the S&P Health Care Services Selected Industry Index which is the peer group represented in Part II, Item 5, Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities, of our Annual Report on Form 10-K. The cumulative TSR for the peer group reflects weighting of each constituent company’s TSR by its stock market capitalization.
PEO Total Compensation Amount	$ 7,735,969	$ 8,252,128	$ 6,925,127
PEO Actually Paid Compensation Amount	$ 9,709,689	6,225,882	8,446,945
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate CAP, the following amounts were deducted from and added to the SCT total compensation:

Reconciliation of Summary Compensation Table (“SCT”) Total to Compensation Actually Paid (“CAP”)
		2022		2021		2020
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	SCT Total Compensation	7,735,969	1,926,245	8,252,128	2,318,768	6,925,127	2,268,718
Deductions	Grant Date Fair Value of Stock Awards Reported in SCT	(4,357,861)	(967,531)	(4,188,878)	(950,358)	(3,893,034)	(1,007,046)
	Grant Date Fair Value of Option Awards Reported in SCT	(1,055,281)	(192,180)	(1,026,087)	(212,314)	(857,191)	(221,715)
Additions	Year-end Fair Value for Awards Granted during Year	6,401,374	1,070,635	5,162,931	971,657	5,056,742	1,308,042
	Increase (Decrease) in Fair Value during Year for Prior Year Unvested Awards	343,161	(413,095)	(2,065,946)	(784,965)	681,373	220,905
	Increase (Decrease) in Fair Value from Year-end to Vesting/Cancellation during Year	514,851	84,648	(111,958)	(25,964)	351,589	81,947
	Dividends Paid on Awards Vesting during Year	127,476	12,258	203,692	33,733	182,339	46,202
	CAP	9,709,689	1,520,980	6,225,882	1,350,557	8,446,945	2,697,053

Non-PEO NEO Average Total Compensation Amount	$ 1,926,245	2,318,768	2,268,718
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,520,980	1,350,557	2,697,053
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate CAP, the following amounts were deducted from and added to the SCT total compensation:

Reconciliation of Summary Compensation Table (“SCT”) Total to Compensation Actually Paid (“CAP”)
		2022		2021		2020
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	SCT Total Compensation	7,735,969	1,926,245	8,252,128	2,318,768	6,925,127	2,268,718
Deductions	Grant Date Fair Value of Stock Awards Reported in SCT	(4,357,861)	(967,531)	(4,188,878)	(950,358)	(3,893,034)	(1,007,046)
	Grant Date Fair Value of Option Awards Reported in SCT	(1,055,281)	(192,180)	(1,026,087)	(212,314)	(857,191)	(221,715)
Additions	Year-end Fair Value for Awards Granted during Year	6,401,374	1,070,635	5,162,931	971,657	5,056,742	1,308,042
	Increase (Decrease) in Fair Value during Year for Prior Year Unvested Awards	343,161	(413,095)	(2,065,946)	(784,965)	681,373	220,905
	Increase (Decrease) in Fair Value from Year-end to Vesting/Cancellation during Year	514,851	84,648	(111,958)	(25,964)	351,589	81,947
	Dividends Paid on Awards Vesting during Year	127,476	12,258	203,692	33,733	182,339	46,202
	CAP	9,709,689	1,520,980	6,225,882	1,350,557	8,446,945	2,697,053

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below illustrates the positive correlation between CAP and the TSR of our common stock. The TSR amounts in the graph assume the investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. This correlation is to be expected due to the significant value stock awards have as a percentage of our NEOs’ total overall compensation packages. This relationship can be seen for both our CEO and our other NEOs as a group.

Compensation Actually Paid vs. Net Income [Text Block]
The graph below compares “Compensation Actually Paid” to our Net Income. The CAP for our NEOs does not appear to correlate to our net income. Net income is not a metric included, or otherwise a consideration, in our executive compensation program. Net income includes income from discontinued operations and income attributable to noncontrolling interests. Accordingly, the decline in Net Income from 2021 to 2022 reflects the spin off of Enhabit on July 1, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below compares CAP to our Adjusted EBITDA. Adjusted EBITDA is our company selected measure as required to be identified by the SEC. Adjusted EBITDA is the most heavily weighted metric in our annual incentive plan, the Senior Management Bonus Plan. In addition, we believe our investors use Adjusted EBITDA a key measure to evaluate our company, which in turn drives our stock price. We believe the impacts of, and challenges related to, the COVID-19 pandemic during the period represented make it difficult to draw conclusions from the comparison for the short period of time reflected.

Total Shareholder Return Vs Peer Group [Text Block]	The chart below compares the TSR for our common stock to the TSR of the S&P Health Care Services Selected Industry Index. The TSR amounts in the graph assume the investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. Our TSR over the three-year period is similar to, but slightly lower than, that of the index, but the two TSR measurements do not correlate in 2021 or 2022.
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EBITDA
Adjusted Earnings Per Share (“EPS”)
Return on Invested Capital (“ROIC”)

Total Shareholder Return Amount	$ 113.86	97.26	121.42
Peer Group Total Shareholder Return Amount	118.22	147.19	133.81
Net Income (Loss)	$ 365,900,000	$ 517,200,000	$ 368,800,000
Company Selected Measure Amount	819.3	816.4	697.1
PEO Name	Mr. Tarr
Additional 402(v) Disclosure [Text Block]	This section is the Pay versus Performance disclosure required by the Securities and Exchange Commission. The tabular disclosure below includes the SEC-defined “Compensation Actually Paid,” or CAP, for our principal executive officer and the average CAP for our other NEOs for each of the most recent three fiscal years. Because of changes in the value of unvested equity awards, the CAP does not represent amounts actually paid to or earned or recognized by those individuals. The disclosure also presents information regarding shareholder return and financial performance metrics. Amounts referencing the Summary Compensation Table, or SCT, can be found on page 51.Cumulative Total Shareholder Return (“TSR”) represents stock price appreciation plus dividends paid (assuming reinvestment) during the measurement period beginning as of market close December 31, 2019 through December 31 of the year noted. The TSR amounts in the table reflect the appreciation on the assumed investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. The TSR reflects the effect of the spin off of Enhabit, Inc. on July 1, 2022, which was structured as a pro rata distribution of one share of Enhabit common stock for every two shares of Encompass Health common stock. The TSR calculation assumes the reinvestment on July 1, 2022 of the value of the Enhabit stock distributed, which for each share of Encompass Health stock was assumed to be the cash equivalent of half of the opening trading price of Enhabit stock on that date.The Net Income amounts reported here are the net and comprehensive income amounts reflected in the Company’s audited consolidated financial statements for the applicable years, which amounts include income from discontinued operations and income attributable to noncontrolling interests. Accordingly, the decline in Net Income from 2021 to 2022 reflects the spin off of Enhabit on July 1, 2022.The three items listed below represent the most important financial measures used to link executive compensation to company performance for 2022. Each item is a separate metric within one of our incentive compensation plans, as further described on pages 41-45.The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEOs and our (i) TSR, (ii) net income and (iii) company-selected metric, Adjusted EBITDA, as well as depicting the relationship between our own TSR and a peer group TSR.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Adjusted EBITDA amounts reported here represent income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income and is not a measure of financial performance under generally accepted accounting principles in the United States of America (“GAAP”). A reconciliation of Adjusted EBITDA to net cash provided by operating activities, which is the most comparable GAAP financial measure, is shown in Appendix A to this proxy statement. Adjusted EBITDA shown above does not include income from discontinued operations and income attributable to noncontrolling interests. Adjusted EBITDA, as used as a metric in our annual cash incentive plan, is further adjusted for certain unusual or nonrecurring unbudgeted items as described on page 41.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share (“EPS”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (“ROIC”)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (4,357,861)	$ (4,188,878)	$ (3,893,034)
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,055,281)	(1,026,087)	(857,191)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,401,374	5,162,931	5,056,742
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	343,161	(2,065,946)	681,373
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	514,851	(111,958)	351,589
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	127,476	203,692	182,339
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(967,531)	(950,358)	(1,007,046)
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(192,180)	(212,314)	(221,715)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,070,635	971,657	1,308,042
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(413,095)	(784,965)	220,905
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	84,648	(25,964)	81,947
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 12,258	$ 33,733	$ 46,202